Consulting Services (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Oct. 21, 2011
Consulting Services (Textual)
Amortization period for prepaid expense	6 months
Stock issued for compensation, Shares	2,934,360
Non-refundable monetary fee			$ 10,000
Prepaid expenses			10,000
Prepaid expenses per month			1,667
Term of amortization	6 months
Consulting fee		6,666
Consulting fees recorded upon issuance of share			$ 146,718